Warrants - Schedule of Warrant Issuance Date (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Sep. 14, 2022	Dec. 31, 2021	Jun. 30, 2020
Warrants
Exercise price of warrants (in dollars per share)			$ 8.85
Number of warrants exercised for issuance of shares (in shares)	4,034,199	1,465,083		1,550,402	6,418
November 9, 2016
Warrants
Exercise price of warrants (in dollars per share)	$ 3.12	$ 3.1200
Number of warrants exercised for issuance of shares (in shares)	80,128	80,128		80,128
January 23, 2020
Warrants
Exercise price of warrants (in dollars per share)	$ 8.00	$ 8.0000
Number of warrants exercised for issuance of shares (in shares)	186,442	186,442		186,442
Second Warrant Issuance January 23 2020
Warrants
Exercise price of warrants (in dollars per share)	$ 8.00	$ 8.0000
Number of warrants exercised for issuance of shares (in shares)	524,599	524,599		932,111
August - December 2021
Warrants
Exercise price of warrants (in dollars per share)	$ 20.00	$ 20.0000
Number of warrants exercised for issuance of shares (in shares)		268,743		271,593
January - February 2022
Warrants
Exercise price of warrants (in dollars per share)	20.00	$ 20.0000
Number of warrants exercised for issuance of shares (in shares)		15,171
September 14, 2022
Warrants
Exercise price of warrants (in dollars per share)	$ 2.30	$ 8.8500
Number of warrants exercised for issuance of shares (in shares)	390,000	390,000
April 18, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 3.30
Number of warrants exercised for issuance of shares (in shares)	1,573,330
June 5, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 2.30
Number of warrants exercised for issuance of shares (in shares)	1,279,700